Intangible Assets, Net (Schedule of intangible assets, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Patent registration costs	$ 2,038	$ 1,927
Accumulated amortization	1,428	1,318
Total intangible assets, net	$ 610	$ 609